Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
184,877	Schwab U.S. TIPS ETF	$9,576,628	3.0
51,585	Vanguard Value ETF	6,369,716	2.0

	Total Exchange-Traded Funds
	(Cost $17,160,835)	15,946,344	5.0

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 94.8%
1,058,924	Voya International Index Portfolio - Class I	8,873,783	2.8
4,385,784	Voya Short Term Bond Fund - Class R6	40,349,214	12.7
21,153,832	Voya U.S. Bond Index Portfolio - Class I	191,442,184	60.2
4,066,430	Voya U.S. Stock Index Portfolio - Class I	60,549,136	19.1

	Total Mutual Funds
	(Cost $312,370,756)	301,214,317	94.8

	Total Investments in Securities (Cost $329,531,591)	$317,160,661	99.8
	Assets in Excess of Other Liabilities	764,643	0.2
	Net Assets	$317,925,304	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,946,344	$–	$–	$15,946,344
Mutual Funds	301,214,317	–	–	301,214,317
Total Investments, at fair value	$317,160,661	$–	$–	$317,160,661

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$8,059,890	$1,296,251	$(7,738,346)	$(1,617,795)	$-	$145,752	$(145,538)	$244,225
Voya International Index Portfolio - Class I	12,452,094	1,589,160	(1,379,275)	(3,788,196)	8,873,783	361,088	3,922	-
Voya RussellTM Mid Cap Index Portfolio - Class I	12,610,807	1,657,358	(10,284,496)	(3,983,669)	-	104,592	486,094	812,231
Voya Short Term Bond Fund - Class R6	33,488,829	15,293,358	(6,298,664)	(2,134,309)	40,349,214	469,168	(295,583)	-
Voya U.S. Bond Index Portfolio - Class I	272,470,443	13,857,489	(60,023,966)	(34,861,782)	191,442,184	3,426,738	(5,783,349)	-
Voya U.S. Stock Index Portfolio - Class I	82,758,598	19,262,060	(12,138,667)	(29,332,855)	60,549,136	40,526	3,703,080	7,075,988
	$421,840,661	$52,955,676	$(97,863,414)	$(75,718,606)	$301,214,317	$4,547,864	$(2,031,374)	$8,132,444

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $334,050,389.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$20,800,275
Gross Unrealized Depreciation	(37,690,003)
Net Unrealized Depreciation	$(16,889,728)